UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     C.E.Unterberg, Towbin Advisors
Address:  350 Madison Avenue
          New York, N.Y. 10017

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Arno
Title:     Investment Manager
Phone:     212 389-8000
Signature, Place and Date of Signing:

    Andrew Arno January 22, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    9442



List of Other Included Managers:

 No.  13F File Number     Name

 01
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLE INC  COM STK             COMMON STOCK     037833100      396     2000 SH       SOLE     01            2000        0        0
D BEA SYS INC  COM STK           COMMON STOCK     073325102      221    14000 SH       SOLE     01           14000        0        0
D BREEZE -EASTERN CORP COM STK   COMMON STOCK     106764103     1122   101510 SH       SOLE     01          101510        0        0
D CHINA LIFE INSURANCE CO ADR    ADRS STOCKS      16939P106      230     3000 SH       SOLE     01            3000        0        0
D COMMVAULT SYSTEMS INC          COMMON STOCK     204166102      753    35565 SH       SOLE     01           35565        0        0
D CVD EQUIP CORP  COM STK        COMMON STOCK     126601103      106    26800 SH       SOLE     01           26800        0        0
D FREEPORT MCMORAN COP PER & GOL COMMON STOCK     35671D857      512     5000 SH       SOLE     01            5000        0        0
D HILLTOP HLDGS INC  COM REIT    REITS/RICS       432748101      912    83500 SH       SOLE     01           83500        0        0
D KRAFT FOODS INC                COMMON STOCK     50075N104      392    12000 SH       SOLE     01           12000        0        0
D LAZARD LTD COM                 COMMON STOCK     G54050102      203     5000 SH       SOLE     01            5000        0        0
D ORIENT-EXP HTLS COM STK        COMMON STOCK     G67743107      403     7000 SH       SOLE     01            7000        0        0
D PROSHARES TR ULTRASH TSP500    US ETF'S - US TR 74347R883      379     7000 SH       SOLE     01            7000        0        0
D SAKS INC  COM STK              COMMON STOCK     79377W108      332    16000 SH       SOLE     01           16000        0        0
D SIMTEK CORP  COM STK           COMMON STOCK     829204304      281   121065 SH       SOLE     01          121065        0        0
D TESORO CORP  COM STK           COMMON STOCK     881609101      334     7000 SH       SOLE     01            7000        0        0
D TOWER SEMICONDUCTOR LTD ORD SH COMMON STOCK     M87915100       35    25000 SH       SOLE     01           25000        0        0
D ULTRASHORT RUSSELL2000 PROSHAR US ETF'S - US TR 74347R834     2388    33950 SH       SOLE     01           33950        0        0
D UNITED STATES OIL FU ND LP     US ETF'S - US TR 91232N108      205     2700 SH       SOLE     01            2700        0        0
D WAL-MART STORES INC  COM STK   COMMON STOCK     931142103      238     5000 SH       SOLE     01            5000        0        0
S REPORT SUMMARY                 19 DATA RECORDS                9442        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED